Revenue from contracts with customers - Additional Information (Details) € in Thousands	3 Months Ended
	Mar. 31, 2020 EUR (€) customer	Mar. 31, 2019 EUR (€) customer
Revenue from contracts with customers
Revenue from contracts with customers	€ 12,105	€ 10,715
Provision for expected credit losses on contract assets	€ 1,174	€ 340
Pharmaceutical Partner
Revenue from contracts with customers
Number of customer in group | customer	1	1
Revenue contributed by one pharmaceutical partner, as a percentage of Group's total revenues	26.40%	27.40%
Revenue from contracts with customers	€ 0	€ 350